Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
	Year Ended
	December 31, 2021	December 31, 2020
Share-based compensation award type:
Stock Options	1,293	1,366
RSUs	10,158	286
Total Shared Based Compensation Expense	11,451	1,652

Schedule of weighted average assumptions
Weighted Average Assumptions
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.78% – 1.09%	0.22% – 0.41%
Expected dividend yield	0.0%	0.0%
Expected volatility	75% to 90%	85% to 90%
Expected life (in years)	5.00 – 6.25	0.14 – 5.00
Weighted Average Assumptions
December 31, 2021
Grant date share price	$13.68
Risk-free interest rate	0.52%
Expected dividend yield	0.0%
Expected volatility	90%
Expected life (in years)	1.3 – 3.8

Schedule of stock option activity
	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2019	1,195,544	$14.18	3.21	$3,194
Granted	121,291	$6.71	3.64	$—
Exercised	(88,706)	$0.24	—	$705
Forfeited	(331,241)	$11.86	—	$—
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Granted	64,736	$13.81	9.23
Exercised	(40,942)	$0.24	—	$434
Forfeited	(46,830)	$10.65	—	$—
Expired	(89,659)	$9.43	—	$—
Balance as at December 31, 2021	784,193	$5.91	3.68	$—
Vested and expected to vest as at December 31, 2021	772,912	$5.85	3.69	$—
Vested and exercisable as at December 31, 2021	496,830	$5.83	3.61	$—

Schedule of time-based restricted share unit activity
	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2019	—	$—
Granted	83,715	$3.25
Vested	(2,989)	$3.25
Canceled/forfeited	(2,092)	$3.25
Unvested as of December 31, 2020	78,634	$3.25
Granted	592,213	12.61
Vested	(151,000)	13.86
Canceled/forfeited	(17,146)	7.86
Unvested as of December 31, 2021	502,701	$10.93
	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	1,256,785	13.06
Vested	(117,895)	13.91
Canceled/forfeited	(65,559)	13.53
Unvested as of December 31, 2021	1,073,331	$12.94